DERIVATIVE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The derivative liabilities were valued using the Black-Scholes option valuation model and the following weighted average assumptions on the following dates:

March 31, 2014
Warrant Liability:
Risk-free interest rate	0.30%
Expected volatility	114%
Expected life (in years)	5
Expected dividend yield	–
Number of shares	1,937,500
Fair value	$656,518

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table provides the liabilities carried at fair value measured on a recurring basis as of March 31, 2014:

	Fair Value Measurements at March 31, 2014
	Total Carrying Value at March 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$656,518	$–	$–	$656,518

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the thee months ended
March 31, 2014
Beginning balance	$-
Recognition of derivative liability - warrants	656,518
Ending balance	$656,518